STOCKHOLDERS' EQUITY - Summary of Stock and Preferred Stock (Details)				3 Months Ended	12 Months Ended
	Oct. 20, 2015 shares	Oct. 06, 2014 shares	May 02, 2014 USD ($) shares	Sep. 30, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Sep. 17, 2014 payment shares	Dec. 07, 2011 $ / shares shares
Stockholders' Equity
Common stock, shares authorized					200,000,000	200,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares authorized					100,000,000
Preferred stock, par value | $ / shares					$ 0.0001
Preferred Stock
Value of stock issued for services | $					$ 136,000	$ 900,500
Series B Convertible Preferred Stock
Preferred Stock
Preferred Stock converted to Common Stock					1
Series B Convertible Preferred Stock | Consulting and services agreement | GRQ
Preferred Stock
Preferred Stock converted to Common Stock	16,666			183,330		199,996
Preferred stock consideration (in shares)								200,000
Vest upon execution (percentage)								50.00%
Vest after execution (percentage)								50.00%
Number of monthly installments | payment								6
Stock issued for services (in shares)						50,000	150,000
Value of stock issued for services | $						$ 345,334	$ 1,103,581
Series B Convertible Preferred Stock | IP Liquidity Ventures, LLC, Dynamic Advances, LLC and Sarif Biomedical, LLC | Private Placement
Preferred Stock
Stock issued in acquisition (in shares)			782,000
Stock issued in acquisition, value | $			$ 2,807,380
Series B Convertible Preferred Stock, Tranche One | Consulting and services agreement | GRQ
Preferred Stock
Stock issued for services (in shares)		100,000
American Strategic Minerals Corporation
Stockholders' Equity
Common stock, shares authorized									200,000,000
Common stock, par value | $ / shares									$ 0.0001
Preferred stock, shares authorized									100,000,000
Preferred stock, par value | $ / shares									$ 0.0001